Taxes Payable (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Taxes Payable
Schedule of current and deferred portions of income tax expense

	For the years ended March 31
	2022	2021
Current	$613,790	$3,479,303
Deferred	(5,170)	—
Income tax expense	$608,620	$3,479,303

	For the years ended March 31
	2021	2020
Current	$3,479,303	$3,338,886
Deferred	—	—
Income tax expense	$3,479,303	$3,338,886

Schedule of reconciliation of statutory income tax and effective tax

	For the years ended March 31,
	2022	2021	2020
Income before income taxes	$(791,672)	$6,977,308	$13,314,111
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(197,918)	$1,744,327	$3,328,528
Effect of tax-exempt entity	719,274	1,232,710	—
Effect of pervious year over-paid tax expenses	1,314	498,924	—
Effect of non-tax deductible expenses and loss	35,847	3,342	10,358
Effect of deductible prior year loss	(18,406)	—	—
Effect of tax loss not recognized	68,509	—	—
Income tax expense	$608,620	$3,479,303	$3,338,886

Deferred tax assets	$68,345	$1,686	$88
Valuation allowance	(68,345)	(1,686)	(88)
Total	$—	$—	$—

	For the years ended March 31,
	2021	2020
Income before income taxes	$6,977,308	$13,314,111
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$1,744,327	$3,328,528
Effect of tax exempt entity	1,232,710	—
Effect of previous year over-paid tax expense	498,924	—
Effect of non-tax deductible expenses	3,342	10,358
Income tax expense	$3,479,303	$3,338,886

Schedule of taxes payable

	As of March 31,
	2022	2021
Income tax payable	$81,610	$375,467
VAT payable	46,035	54,961
Other tax payables	—	18,057
Total	$127,645	$448,485

	As of March 31,
	2021	2020
Income tax payable	$375,467	$477,466
VAT payable	54,961	58,897
Other tax payables	18,057	7,237
Total	$448,485	$543,600